Biological assets (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]
The roll-forward of biological assets is as set forth below:

	03/31/2026	12/31/2025
Opening balance	26,097,164	22,283,001
Additions	2,107,800	7,913,483
Depletions	(1,664,221)	(5,352,271)
Transfers		15,233
Gain on fair value adjustments		1,516,458
Disposals	(11,257)	(107,815)
Write-offs	(3,899)	(170,925)
Closing balance	26,525,587	26,097,164